Trade receivables - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of provision matrix [line items]
Trade receivables, discount rate (in percent)	1.12%	0.90%	0.96%
Amount of trade receivables transferred to FIAGRO	R$ 203,538
Amount of trade receivables transferred		R$ 127,421